Analysis of the net investment in business interests and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of the net investment in business interests and intangible assets
Schedule of the analysis of the net investment in business interests and intangible assets

	Group			Bank
	2017	2016	2015	2017	2016	2015
Acquisitions and disposals	£m	£m	£m	£m	£m	£m

Value recognised for business transferred from fellow subsidiary	(439)	(307)	—	(738)	—	—
Additional investments in Group undertakings	—	—	—	(2,879)	(307)	(700)
Fair value given for business acquired	(90)	—	—	—	—	—

Net outflow of cash in respect of purchases	(529)	(307)	—	(3,617)	(307)	(700)

Disposal of investment in group undertakings	—	—	—	166	—	—
Other assets sold	6,525	(1,033)	(2,632)	7	—	—
Non-cash consideration	(7)	(15)	—	(111)	—	—
(Loss)/profit on disposal	(420)	114	(84)	(67)	—	(15)

Net inflow/(outflow) of cash in respect of disposals	6,098	(934)	(2,716)	(5)	—	(15)

Dividends received from associates	(1)	—	—	—	—	—
Net cash expenditure on intangible assets	(25)	(6)	—	—	—	—

Net inflow/(outflow)	5,543	(1,247)	(2,716)	(3,622)	(307)	(715)